LOANS AND BORROWINGS	6 Months Ended
Jun. 30, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
LOANS AND BORROWINGS	LOANS AND BORROWINGS

In thousands of USD	June 30, 2022	December 31, 2021	December 31, 2020
Non-current loans and borrowings
Lease liability	181,804	173,904	107,870
Convertible notes	169,243	159,021	—
Embedded derivatives	13,500	118,600	—
Total non-current loans and borrowings	364,547	451,525	107,870

Current loans and borrowings
Current portion of lease liabilities	16,281	13,076	5,221
Accrued interest on convertible notes	933	1,182	—
Other	7	—	—
Total current loans and borrowings	17,221	14,258	5,221
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.
The following table shows the change of the lease liability over the last six months ended June 30, 2022, and the additional lease liabilities that arose from new and modified leases during the period:

In thousands of USD	Currency	Weighted average of incremental borrowing rate	Carrying amount
January 1, 2022			186,980
New leases
Office in Georgia	USD	9.80%	1,022
Warehouse/R&D facility in Georgia	USD	9.40%	322
Battery Module facility in England	GBP	5.40%	12,845
Office in China	CNY	5.40%	96
Composite/logistic and Van assembly in the USA	USD	5.50%	27,375
Modification of leases
Office in RUS	RUB	9.20%	(99)
Office, warehouse and factory in Lithuania	EUR	6.20%	380
Office in Germany	EUR	4.00%	613
Office in Israel	ILS	6.20%	(773)
Repayments	Multi-currency		(10,521)
Interest on leases			6,312
Cancellation of leases			(10,734)
Foreign exchange impact	Multi-currency		(15,733)
June 30, 2022			198,085
The following table shows the carrying amount of the lease liabilities and the convertible notes and their expected future cash outflows split based on their maturities.

In thousands of USD	Carrying amount	Total	Within one year	Between 1 and 5 years	More than 5 years
June 30, 2022
Leases	198,085	268,582	25,499	93,736	149,347
Convertible notes	170,176	370,400	11,200	359,200	—
December 31, 2021
Leases	186,980	259,883	24,074	89,284	146,525
Convertible notes	160,203	376,248	11,448	364,800	—
December 31, 2020
Leases	113,091	166,389	12,137	52,649	101,603
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.

The Group leases office buildings and industrial buildings used for the development and production of our products. Depending on the type of lease and the location, the lease durations vary from 1 to 15 years.

Where practical, the Group seeks to have an option to extend and/or to renew the lease. This option is exercisable only by the Group. The Group assess at the lease commencement date whether it is reasonably certain to exercise the extension option. For the leases that it is estimated that the option will be exercised, the extended lease maturity date has been factored-in when discounting the lease liability. The lease commitments shown in the above table also include the amounts that the Group will have to pay related to these leases.